Inventory - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Depreciation expense	$ 263,609	$ 12,053	$ 0
Depreciation right of use assets	1,157,746	314,494	11,824
Property, Plant and Equipment [Member]
Statement [Line Items]
Depreciation right of use assets	$ 120,939	$ 7,502	$ 0